Redeemable noncontrolling interests - Summary of Redeemable noncontrolling Interests Balance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	¥ 30,552	$ 4,303	¥ 0
Initial fair value of redeemable noncontrolling interests			31,397
Net loss attributable to redeemable noncontrolling interest	(42)	(6)	(1,486)
Adjustment of redeemable noncontrolling interests to redemption value	191	27	641
Reclassification to permanent equity	¥ (30,701)	$ (4,324)
Balance as of December 31			¥ 30,552